Significant Accounting Policies and Recently Issued Accounting Standards - Percentages of Total Revenues (Detail) - Geographic Concentration Risk [Member] - Sales [Member]	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Concentration Risk [Line Items]
Percentage of revenues	47.00%	48.00%	48.00%
TEXAS
Concentration Risk [Line Items]
Percentage of revenues	21.00%	22.00%	23.00%
FLORIDA
Concentration Risk [Line Items]
Percentage of revenues	16.00%	17.00%	16.00%
CALIFORNIA
Concentration Risk [Line Items]
Percentage of revenues	10.00%	9.00%	9.00%